Significant Accounting Policies - Schedule of Calculation of Basic and Diluted Net Income (Loss) per Share of Common Stock (Detail) - USD ($)	2 Months Ended	3 Months Ended			5 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2021
Numerator:
Allocation of net income (loss)	$ (53,239)	$ 1,915,923	$ (11,657,782)	$ 6,079,998	$ (2,958,534)	$ (2,958,534)	$ (3,661,861)	$ (4,878,363)
Common Class A [Member]
Numerator:
Allocation of net income (loss)		$ 1,532,738				$ (1,043,325)	$ (2,929,489)	$ (3,902,690)
Denominator:
Basic and diluted weighted average common shares outstanding	0	17,250,000			2,079,787	2,079,787	17,250,000	17,250,000
Basic and diluted net income (loss) per common stock	$ 0	$ 0.09			$ (0.50)	$ (0.50)	$ (0.17)	$ (0.23)
Common Class B [Member]
Numerator:
Allocation of net income (loss)	$ (53,239)	$ 383,185				$ (1,915,209)	$ (732,372)	$ (975,673)
Denominator:
Basic and diluted weighted average common shares outstanding	3,750,000	4,312,500			3,817,819	3,817,819	4,312,500	4,312,500
Basic and diluted net income (loss) per common stock	$ (0.01)	$ 0.09			$ (0.50)	$ (0.50)	$ (0.17)	$ (0.23)